Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Intangible Assets

8. Intangible assets

(1) Intangible assets as of December 31, 2018 and 2017 are as follows:

	December 31, 2018
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Book amount
Software	~~W~~	11,341	~~W~~	(10,350)	~~W~~	991
Industrial property rights		533		(461)		72
Other intangible assets		3,410		(3,310)		100
Total	~~W~~	15,284	~~W~~	(14,121)	~~W~~	1,163

	December 31, 2017
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Book amount
Software	~~W~~	10,536	~~W~~	(10,472)	~~W~~	64
Industrial property rights		517		(440)		77
Other intangible assets		3,331		(2,436)		895
Total	~~W~~	14,384	~~W~~	(13,348)	~~W~~	1,036

(*)Includes accumulated impairment losses.

(2) Changes in intangible assets for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018
	(In millions of Korean won)
	Software		Industrial property rights			License		Other intangible assets	Total
Beginning of the year	~~W~~	64	~~W~~	77	~~W~~	843	~~W~~	52	~~W~~	1,036
Acquisitions		1,523		16		78		—		1,617
Amortization		(597)		(21)		(241)		(9)		(868)
Disposals		—		—		—		—		—
Impairment*		—		—		(623)		—		(623)
Translation differences		1		—		—		—		1
End of the year	~~W~~	991	~~W~~	72	~~W~~	57	~~W~~	43	~~W~~	1,163

	2017
	(In millions of Korean won)
	Software		Industrial property rights			License	Other intangible assets		Total
Beginning of the year	~~W~~	115	~~W~~	89	~~W~~	—	~~W~~	30	~~W~~	234
Acquisitions		36		12		1,104		25		1,177
Amortization		(87)		(24)		(31)		(3)		(145)
Disposals		—		—		—		—		—
Impairment		—		—		(230)		—		(230)
Translation differences		—		—		—		—		—
End of the year	~~W~~	64	~~W~~	77	~~W~~	843	~~W~~	52	~~W~~	1,036

	2016
	(In millions of Korean won)
	Software		Industrial property rights			License	Other intangible assets		Total
Beginning of the year	~~W~~	233	~~W~~	109	~~W~~	—	~~W~~	50	~~W~~	392
Acquisitions		13		9		—		—		22
Amortization		(131)		(24)		—		(21)		(176)
Disposals		—		—		—		—		—
Impairment		—		(5)		—		—		(5)
Translation differences		—		—		—		1		1
End of the year	~~W~~	115	~~W~~	89	~~W~~	—	~~W~~	30	~~W~~	234

(*)The Company recognized an impairment loss of Won 623 million in the mobile segment as the carrying amount of the license exceeds its fair value less cost of disposal.

(3) Details of amortization of intangible assets for the years ended December 31, 2018, 2017 and 2016 are as follows

	2018		2017		2016
	(In millions of Korean won)
Cost of revenue	~~W~~	251	~~W~~	40	~~W~~	94
Selling, general and administrative expenses		581		68		53
Research and development		36		37		29
Total	~~W~~	868	~~W~~	145	~~W~~	176